Other assets - Contingent Consideration Asset (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2021	Feb. 28, 2020
Change In Contingent Consideration Asset [Roll Forward]
Beginning balance			$ 43,700	$ 55,300
Change in fair value			(2,200)	900
Compensation received			(3,800)	(12,500)
Ending balance	$ 43,700		37,700	43,700
Current portion included in prepaid expenses and other			(900)
Contingent consideration asset	39,500		$ 36,800	39,500
APR Energy
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Maximum amount of cash flows subject to compensation						$ 110,000
Maximum amount of losses subject to compensation					$ 64,000
APR Energy | Fairfax Financial Holdings Limited
Change In Contingent Consideration Asset [Roll Forward]
Shares cancelled (in shares)		2,576,014
Proceeds from shares cancelled	$ 21,247			$ 31,602